Note 17 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Cost	$ 184,000	$ 249,000
Operating Lease, Expense	$ 362,000	$ 297,000